Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

Six months ended June 30, 2026
Fair value measurements using input type
	Fair Value		Level 1		Level 2	Level 3
Financial Assets:
Marketable securities	$	*	$	*	$-	$-

*	less than $1 thousand

	Year ended December 31, 2025
	Fair value measurements using input type
	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Marketable securities	$14	$14	$-	$-